BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES - Balances with related parties (Details) - ARS ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Associates
CURRENT ASSETS
Other receivables	$ 115	$ 221
CURRENT LIABILITIES
Trade payables		3
Other receivable	3
La Capital Cable S.A
CURRENT ASSETS
Other receivables	36	119
Teledifusora San Miguel Arcngel S.A.
CURRENT ASSETS
Other receivables	22	29
Ver T.V. S.A.
CURRENT ASSETS
Other receivables	57	73
Televisora Privada del Oeste S.A.
CURRENT LIABILITIES
Trade payables		3
Other receivable	3
Related party
CURRENT ASSETS
Trade receivables	136	142
CURRENT LIABILITIES
Trade payables	881	870
Other Related parties
CURRENT ASSETS
Trade receivables	136	142
CURRENT LIABILITIES
Trade payables	$ 881	$ 870